PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and equipment was comprised of the following at December 31, 2014 and 2013:

	2014	2013
	(in millions)
Land	$20	$20
Buildings and leasehold improvements	763	693
Equipment	709	639
Computer software	1,714	1,396
	3,206	2,748
Accumulated depreciation	(1,787)	(1,530)
Property and equipment, net	$1,419	$1,218